Consolidated Quarterly Holdings Report
for
Fidelity® Puritan® Fund
May 31, 2026
PUR-NPRT3-0726
1.800346.122
Alternative Funds - 0.2%
	Shares	Value ($)
Fidelity Private Credit Company LLC (e)(i) (Cost $66,521,542)	6,737,824	62,948,796

Common Stocks - 69.1%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
BHP Group Ltd ADR (b)	1,576,478	140,164,659
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	599,226	175,922,495
CANADA - 1.0%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (c)	232,989	26,160,880
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Imperial Oil Ltd (b)	615,100	72,978,571
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (c)	323,440	38,395,562
Materials - 0.6%
Chemicals - 0.2%
Nutrien Ltd (United States) (b)	1,359,802	93,214,427
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA (United States)	13,805	2,528,386
Franco-Nevada Corp	469,630	108,788,334
Major Drilling Group International Inc (c)	100,000	1,240,344
Orla Mining Ltd	449,000	6,025,097
		118,582,161
TOTAL MATERIALS		211,796,588
TOTAL CANADA		349,331,601
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	1,512,883	83,492,633
Lundin Mining Corp	3,959,219	118,261,080

TOTAL CHILE		201,753,713
CHINA - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
BYD Co Ltd H Shares	1,084,100	12,619,657
Industrials - 0.1%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	139,100	8,716,556
Machinery - 0.1%
Sany Heavy Equipment International Holdings Co Ltd	11,867,000	11,659,700
TOTAL INDUSTRIALS		20,376,256
TOTAL CHINA		32,995,913
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (c)	1,117,914	39,775,380
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Auto1 Group SE (b)(c)	536,405	14,265,112
ITALY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA non-voting shares	1,175,754	113,113,028
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC	326,700	9,536,366
TOTAL ITALY		122,649,394
JAPAN - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	183,500	8,907,586
LUXEMBOURG - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA depository receipt (b)	2,337,900	162,273,639
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp (b)	217,832	41,671,262
NETHERLANDS - 1.0%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	209,689	175,297,908
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	76,200	122,892,312
NXP Semiconductors NV	76,747	24,662,648
TOTAL INFORMATION TECHNOLOGY		147,554,960
TOTAL NETHERLANDS		322,852,868
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frontline PLC	430,300	14,918,501
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Epiroc AB A Shares	2,381,900	70,464,799
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	967,852	404,997,669
UNITED KINGDOM - 0.7%
Consumer Staples - 0.6%
Tobacco - 0.6%
British American Tobacco PLC	3,288,981	203,510,964
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (d)(e)	7,254,400	20,613,646
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)(e)	10,600	14,836,184
TOTAL FINANCIALS		35,449,830
TOTAL UNITED KINGDOM		238,960,794
UNITED STATES - 62.2%
Communication Services - 6.1%
Entertainment - 0.1%
Lionsgate Studios Corp (c)	585,000	8,394,750
LiveOne Inc (c)	325,000	2,151,500
Netflix Inc (c)	288,470	24,814,189
PodcastOne Inc (c)	315,387	1,558,012
		36,918,451
Interactive Media & Services - 6.0%
Alphabet Inc Class A	576,621	219,312,031
Alphabet Inc Class C	3,423,277	1,288,624,161
Meta Platforms Inc Class A	801,764	507,123,748
		2,015,059,940
TOTAL COMMUNICATION SERVICES		2,051,978,391
Consumer Discretionary - 5.5%
Automobiles - 0.4%
Neutron Holdings Inc (c)(d)(e)	12,405	438,020
Tesla Inc (c)	272,867	118,912,710
Waymo LLC Class B (d)(e)	10,200	1,676,064
		121,026,794
Broadline Retail - 3.2%
Amazon.com Inc (c)	3,980,906	1,077,392,401
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp Ltd	238,124	6,681,759
Cava Group Inc (b)(c)	539,448	41,893,532
Hilton Worldwide Holdings Inc	199,049	65,220,395
Marriott International Inc/MD Class A1	12,900	4,845,240
Starbucks Corp	641,922	63,652,986
Viking Holdings Ltd (c)	1,714,175	157,892,659
Wingstop Inc (b)	238,000	37,356,480
		377,543,051
Household Durables - 0.3%
Blu Homes Inc (c)(d)(e)	14,988,638	4,646
SharkNinja Inc (c)	180,310	21,977,986
Somnigroup International Inc	333,479	23,613,648
Toll Brothers Inc	450,961	62,476,137
		108,072,417
Specialty Retail - 0.4%
Revolve Group Inc Class A (c)	105,622	2,070,191
Ross Stores Inc	73,178	16,957,538
TJX Cos Inc/The	599,365	92,751,734
Victoria's Secret & Co (c)	126,900	6,979,500
Warby Parker Inc Class A (c)	373,646	9,161,800
Williams-Sonoma Inc	98,069	19,963,906
		147,884,669
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp Class A	29,860	10,866,054
Tory Burch LLC Class A (c)(d)(e)(f)	702,741	23,141,261
Tory Burch LLC Class B (c)(d)(e)(f)	324,840	10,696,975
		44,704,290
TOTAL CONSUMER DISCRETIONARY		1,876,623,622
Consumer Staples - 0.8%
Beverages - 0.0%
Constellation Brands Inc Class A	143,300	19,892,906
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc (c)	746,790	86,956,228
Food Products - 0.3%
Archer-Daniels-Midland Co	350,400	27,954,912
Bunge Global SA	584,000	72,007,200
		99,962,112
Household Products - 0.1%
Kimberly-Clark Corp (b)	232,400	22,682,240
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A (b)	550,020	48,924,279
TOTAL CONSUMER STAPLES		278,417,765
Energy - 2.7%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	1,872,218	119,597,286
Halliburton Co	1,058,300	41,114,955
SLB Ltd	1,052,500	57,413,875
		218,126,116
Oil, Gas & Consumable Fuels - 2.1%
APA Corp	2,349,329	85,586,055
Chevron Corp	428,300	78,147,618
ConocoPhillips	622,400	70,941,152
Energy Transfer LP	690,400	13,234,968
Exxon Mobil Corp	1,800,524	261,544,116
Marathon Petroleum Corp	223,084	55,496,607
Ovintiv Inc	983,800	55,132,152
Permian Resources Holdings Inc/DE Class A	708,600	13,626,378
Range Resources Corp	560,600	21,835,370
Targa Resources Corp	42,600	10,865,982
Valero Energy Corp	50,600	12,387,892
Williams Cos Inc/The	235,400	16,805,206
		695,603,496
TOTAL ENERGY		913,729,612
Financials - 5.1%
Banks - 0.6%
First Horizon Corp	3,275,407	79,363,112
JPMorgan Chase & Co	208,172	62,307,961
US Bancorp	1,409,900	77,333,015
		219,004,088
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	1,552,683	216,490,591
Cboe Global Markets Inc	453,235	151,181,067
Charles Schwab Corp/The	269,299	23,523,268
CME Group Inc Class A	134,245	36,721,377
Goldman Sachs Group Inc/The	49,441	50,704,712
KKR & Co Inc Class A	393,600	37,761,984
Morgan Stanley	1,298,604	270,109,633
Northern Trust Corp	393,241	65,061,723
Robinhood Markets Inc Class A (c)	421,500	39,747,450
State Street Corp	1,008,902	157,025,507
Tulco LLC (c)(d)(e)(f)	42,857	16,697,087
		1,065,024,399
Financial Services - 0.9%
Mastercard Inc Class A	412,568	203,800,341
New Moda LLC (c)(d)(e)	62,880	5,030
Visa Inc Class A	300,329	98,015,372
		301,820,743
Insurance - 0.5%
AFLAC Inc	93,700	10,533,754
Chubb Ltd	458,073	142,795,096
		153,328,850
TOTAL FINANCIALS		1,739,178,080
Health Care - 5.0%
Biotechnology - 1.8%
Biogen Inc (c)	653,600	128,105,600
Blueprint Medicines Corp rights (c)(d)	18,034	0
Centessa Pharmaceuticals PLC ADR (c)	151,000	6,003,760
Cogent Biosciences Inc (c)	739,600	25,856,416
Cytokinetics Inc (c)	329,900	25,323,124
Gilead Sciences Inc	1,310,673	176,193,772
Insmed Inc (c)	848,933	90,759,427
Madrigal Pharmaceuticals Inc (c)	12,907	6,418,264
Mirum Pharmaceuticals Inc (c)	106,600	10,819,900
Moderna Inc (c)	2,284,300	107,796,117
Nuvalent Inc Class A (c)	205,001	22,630,060
Revolution Medicines Inc (c)	68,500	10,787,380
		610,693,820
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp (c)	133,600	6,454,216
Edwards Lifesciences Corp (c)	345,881	29,908,330
Medline Inc Class A (b)	3,392,059	124,013,677
		160,376,223
Health Care Providers & Services - 0.6%
UnitedHealth Group Inc	539,700	205,253,307
Life Sciences Tools & Services - 0.2%
Danaher Corp	262,100	47,877,807
Thermo Fisher Scientific Inc	38,658	19,039,451
		66,917,258
Pharmaceuticals - 1.9%
Eli Lilly & Co	312,320	345,113,600
Johnson & Johnson	354,700	79,924,551
Merck & Co Inc	855,200	101,529,344
Roche Holding AG	215,040	90,721,507
Structure Therapeutics Inc ADR (c)	244,500	9,618,630
Viatris Inc	588,200	9,564,132
		636,471,764
TOTAL HEALTH CARE		1,679,712,372
Industrials - 10.6%
Aerospace & Defense - 3.3%
Anduril Industries Inc Class B (d)(e)	18,391	1,268,059
Anduril Industries Inc Class C (d)(e)	9	621
Beta Technologies Inc (g)	313,998	5,758,723
Beta Technologies Inc Class A (c)	155,600	2,853,704
Boeing Co (c)	1,001,280	231,445,872
BWX Technologies Inc	78,734	15,422,416
Carpenter Technology Corp	134,896	63,263,526
Curtiss-Wright Corp	6,900	5,158,509
Howmet Aerospace Inc	510,595	131,861,159
Leonardo DRS Inc	45,300	2,208,828
Space Exploration Technologies Corp (c)(d)(e)	5,275,495	555,615,133
Textron Inc	701,500	64,369,640
Woodward Inc	112,297	39,307,319
		1,118,533,509
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	508,748	90,887,830
Building Products - 0.5%
Madison Air Solutions Corp Class A	200,100	8,698,347
Simpson Manufacturing Co Inc	228,900	43,431,486
Trane Technologies PLC	273,118	123,258,153
		175,387,986
Construction & Engineering - 0.9%
Dycom Industries Inc (c)	278,041	141,800,910
EMCOR Group Inc	116,299	96,158,339
Granite Construction Inc	462,676	63,312,584
		301,271,833
Electrical Equipment - 1.0%
Eaton Corp PLC	71,800	28,763,080
Emerson Electric Co	242,200	34,833,204
GE Vernova Inc	105,566	102,221,669
Nextpower Inc Class A (c)	704,749	110,222,744
Regal Rexnord Corp	364,800	73,602,048
		349,642,745
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	68,100	18,824,883
Norfolk Southern Corp	260,304	79,382,308
Old Dominion Freight Line Inc	594,300	133,806,645
Schneider National Inc Class B	69,000	2,438,460
Union Pacific Corp	26,200	6,881,168
XPO Inc (c)	45,100	9,662,675
		250,996,139
Machinery - 3.1%
AGCO Corp (b)	104,700	11,755,716
Allison Transmission Holdings Inc	84,000	9,536,520
Caterpillar Inc	44,174	38,690,681
Cummins Inc	307,974	199,145,228
Deere & Co	322,363	174,778,771
Dover Corp	507,300	107,222,928
ITT Inc	211,800	41,301,000
Oshkosh Corp	134,400	17,472,000
PACCAR Inc	1,005,500	110,977,035
Parker-Hannifin Corp	131,344	110,937,083
RBC Bearings Inc (c)	25,400	14,527,784
Terex Corp	1,070,200	62,264,236
Westinghouse Air Brake Technologies Corp	572,069	149,401,540
		1,048,010,522
Marine Transportation - 0.0%
Kirby Corp (c)	15,200	2,136,968
Passenger Airlines - 0.4%
Delta Air Lines Inc	1,426,472	117,655,411
Southwest Airlines Co	207,900	8,929,305
		126,584,716
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	46,165	14,025,389
Ferguson Enterprises Inc	126,398	28,562,156
United Rentals Inc	38,400	38,233,728
WW Grainger Inc	34,600	42,704,704
		123,525,977
TOTAL INDUSTRIALS		3,586,978,225
Information Technology - 22.9%
Communications Equipment - 0.3%
Arista Networks Inc (c)	602,377	96,061,060
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp Class A	625,492	93,048,190
Coherent Corp (c)	85,900	31,050,273
Corning Inc	407,900	73,895,164
Flex Ltd (c)	275,002	41,464,802
Jabil Inc	375,338	136,833,221
Keysight Technologies Inc (c)	20,000	6,766,600
		383,058,250
IT Services - 0.2%
IBM Corporation	78,600	23,407,080
Okta Inc Class A (c)	156,400	19,279,428
Snowflake Inc (c)	67,300	17,198,515
Twilio Inc Class A (c)	124,000	23,639,360
		83,524,383
Semiconductors & Semiconductor Equipment - 13.7%
Advanced Micro Devices Inc (c)	212,984	109,921,042
Analog Devices Inc	480,439	198,829,680
Applied Materials Inc	526,326	236,878,280
ARM Holdings PLC ADR (c)	179,600	63,450,884
Broadcom Inc	797,084	356,113,219
Enphase Energy Inc (b)(c)	307,700	21,034,372
Entegris Inc	45,700	6,342,703
First Solar Inc (c)	104,000	31,906,160
Intel Corp (c)(h)	3,259,477	373,796,822
KLA Corp	128,360	246,670,696
Lam Research Corp	639,273	203,403,883
MACOM Technology Solutions Holdings Inc (c)	17,800	6,490,592
Marvell Technology Inc	459,544	94,206,520
Micron Technology Inc	360,234	349,787,214
Monolithic Power Systems Inc	88,795	139,071,617
NVIDIA Corp	9,881,357	2,086,349,717
Rambus Inc (c)	111,900	16,276,974
Teradyne Inc	196,600	73,589,346
		4,614,119,721
Software - 3.1%
Applied Intuition Inc Class A (c)(d)(e)	38,409	3,901,970
Atom Tickets LLC (c)(d)(e)(f)	2,580,511	26
Cadence Design Systems Inc (c)	84,600	31,719,078
Canva Inc Class A (c)(d)(e)	5,400	6,862,698
Crowdstrike Holdings Inc Class A (c)	59,200	43,275,200
Datadog Inc Class A (c)	167,500	41,431,125
Microsoft Corp	1,534,107	690,716,336
Oracle Corp	255,900	57,777,102
Palantir Technologies Inc Class A (c)	37,314	5,841,134
Palo Alto Networks Inc (c)	242,320	68,259,121
Rubrik Inc Class A (c)	106,300	8,358,369
Synopsys Inc (c)	136,462	64,904,056
Zoom Communications Inc Class A (c)	114,400	11,621,896
		1,034,668,111
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc	3,672,080	1,145,909,285
Dell Technologies Inc Class C	178,800	75,258,708
Seagate Technology Holdings PLC	138,000	121,412,400
Western Digital Corp	308,700	163,984,527
		1,506,564,920
TOTAL INFORMATION TECHNOLOGY		7,717,996,445
Materials - 2.2%
Chemicals - 0.5%
Albemarle Corp	86,600	15,277,972
Celanese Corp	297,700	15,816,801
Corteva Inc	1,153,833	90,322,047
Linde PLC	93,600	46,583,784
Westlake Corp	121,900	10,584,577
		178,585,181
Construction Materials - 0.1%
Martin Marietta Materials Inc	51,587	30,005,063
Metals & Mining - 1.6%
Alcoa Corp	2,584,600	200,668,344
Coeur Mining Inc	2,091,300	40,403,916
Freeport-McMoRan Inc	885,600	58,192,776
Newmont Corp	487,939	53,580,582
Steel Dynamics Inc	749,900	195,086,485
		547,932,103
TOTAL MATERIALS		756,522,347
Real Estate - 0.4%
Health Care REITs - 0.2%
Ventas Inc	732,796	61,862,638
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	403,000	9,260,940
Industrial REITs - 0.2%
Prologis Inc	370,300	53,126,941
TOTAL REAL ESTATE		124,250,519
Utilities - 0.9%
Electric Utilities - 0.9%
American Electric Power Co Inc	135,400	17,151,118
Evergy Inc	660,054	54,150,830
Eversource Energy	924,397	63,108,583
NextEra Energy Inc	1,822,013	158,533,351
		292,943,882
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C (b)	164,300	6,762,588
TOTAL UTILITIES		299,706,470
TOTAL UNITED STATES		21,025,093,848
TOTAL COMMON STOCKS (Cost $12,901,030,023)		23,366,999,233

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	1,370,500	6,841,262
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	354,000	1,767,097

TOTAL UNITED STATES		8,608,359
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,724,500)		8,608,359

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (c)(d)(e)	145,676	46,260,871
UNITED STATES - 0.6%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (c)(d)(e)	114,850	4,055,353
Neutron Holdings Inc Series 1D (c)(d)(e)	121,502	4,290,236
Waymo LLC Series D-2 (d)(e)	36,100	5,931,952
		14,277,541
Textiles, Apparel & Luxury Goods - 0.1%
Goop Intl Inc Series C (c)(d)(e)	1,881,874	12,156,906
Goop Intl Inc Series D (c)(d)(e)	342,241	2,385,420
		14,542,326
TOTAL CONSUMER DISCRETIONARY		28,819,867
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Series B (c)(d)(e)	8,512,822	10,491
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (c)(d)(e)	172,800	11,914,560
Information Technology - 0.5%
Software - 0.5%
Anthropic PBC Series G (d)(e)	145,000	85,406,450
Anthropic PBC Series H (d)(e)	69,400	40,877,294
Applied Intuition Inc Series A2 (c)(d)(e)	49,998	5,079,297
Applied Intuition Inc Series B2 (c)(d)(e)	24,108	2,449,132
TOTAL INFORMATION TECHNOLOGY		133,812,173
TOTAL UNITED STATES		174,557,091
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $153,800,716)		220,817,962

Fixed-Income Funds - 30.0%
	Shares	Value ($)
Fidelity High Income Central Fund (j)	9,582,536	1,057,624,484
Fidelity Investment Grade Bond Central Fund (j)	92,476,671	9,095,080,565
TOTAL FIXED-INCOME FUNDS (Cost $10,871,230,528)		10,152,705,049

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.67	30,300,167	30,306,226
Fidelity Securities Lending Cash Central Fund (k)(l)	3.67	286,085,845	286,114,454
TOTAL MONEY MARKET FUNDS (Cost $316,420,680)			316,420,680

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $24,310,727,989)	34,128,500,079
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(295,497,767)
NET ASSETS - 100.0%	33,833,002,312

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Intel Corp	Chicago Board Options Exchange	9,242	105,987,256	170.00	8/2026	(5,452,780)

						(5,452,780)
TOTAL WRITTEN OPTIONS (Cost $(6,902,951))						(5,452,780)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $948,132,537 or 2.8% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,758,723 or 0.0% of net assets.

(h)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $105,987,256.
(i)	Affiliated fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $231,765,106.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	751,876

Anduril Industries Inc Class C	6/16/2025	367

Anduril Industries Inc Series G	4/17/2025	7,064,548

Anthropic PBC Series G	1/27/2026	37,574,778

Anthropic PBC Series H	5/28/2026	40,877,260

Applied Intuition Inc Class A	7/2/2024	2,292,821

Applied Intuition Inc Series A2	7/2/2024	2,984,626

Applied Intuition Inc Series B2	7/2/2024	1,439,124

Atom Tickets LLC	8/15/2017	15,120,230

Blu Homes Inc	5/21/2020	25,924

Bytedance Ltd Series E1	11/18/2020	15,962,328

Canva Inc Class A	8/19/2025	8,889,156

Fidelity Private Credit Company LLC	6/6/2022 - 5/4/2026	66,521,542

Get Credit Healthy Inc Series B	8/17/2023	10,491

Goop Intl Inc Series C	12/15/2017	19,999,993

Goop Intl Inc Series D	6/21/2019	4,999,987

Neutron Holdings Inc	2/4/2021	41,686

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	1,370,500

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	354,000

Neutron Holdings Inc Series 1C	7/3/2018 - 1/25/2019	7,055,777

Neutron Holdings Inc Series 1D	7/3/2018 - 1/25/2019	9,900,000

New Moda LLC	5/26/2020	28,525,584

Revolut Group Holdings Ltd	1/28/2026	14,947,011

Space Exploration Technologies Corp	8/4/2017 - 10/25/2022	30,560,750

Starling Bank Ltd	6/18/2021 - 4/5/2022	13,909,905

Tory Burch LLC Class A	5/14/2015	48,713,621

Tory Burch LLC Class B	12/31/2012	17,221,758

Tulco LLC	8/24/2017 - 12/14/2017	14,395,645

Waymo LLC Class B	4/22/2026	1,676,022

Waymo LLC Series D-2	2/2/2026	5,931,804

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,911,177	3,525,725,907	3,517,328,181	2,130,813	(2,376)	(301)	30,306,226	30,300,167	0.0%
Fidelity High Income Central Fund	1,011,590,430	56,553,988	12,375,947	56,553,988	72,757	1,783,256	1,057,624,484	9,582,536	72.2%
Fidelity Investment Grade Bond Central Fund	9,718,544,889	303,944,708	868,747,936	303,927,737	(72,939,688)	14,278,592	9,095,080,565	92,476,671	20.4%
Fidelity Securities Lending Cash Central Fund	82,946,670	1,429,602,589	1,226,435,362	272,565	557	-	286,114,454	286,085,845	0.8%
Total	10,834,993,166	5,315,827,192	5,624,887,426	362,885,103	(72,868,750)	16,061,547	10,469,125,729

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	58,300,608	6,038,910	-	6,038,910	-	(1,390,722)	62,948,796	6,737,824
	58,300,608	6,038,910	-	6,038,910	-	(1,390,722)	62,948,796

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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